Financial assets and liabilities (Tables)	9 Months Ended
Mar. 31, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of March 31, 2019
Cash & cash equivalents	5(a)	—	—	70,385	70,385
Trade & other receivables	5(b)	—	—	3,508	3,508
Financial assets at fair value through other comprehensive income	5(e)	2,601	—	—	2,601
Other non-current assets		—	—	3,331	3,331
		2,601	—	77,224	79,825
As of June 30, 2018
Cash & cash equivalents	5(a)	—	—	37,763	37,763
Trade & other receivables	5(b)	—	—	50,366	50,366
Financial assets at fair value through other comprehensive income	5(e)	2,321	—	—	2,321
Other non-current assets		—	—	3,361	3,361
		2,321	—	91,490	93,811

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of March 31, 2019
Trade and other payables	5(c)	—	—	18,551	18,551
Borrowings	5(d)	—	—	79,577	79,577
Contingent considerations	5(e)(iii)	—	44,898	—	44,898
		—	44,898	98,128	143,026
As of June 30, 2018
Trade and other payables	5(c)	—	—	18,921	18,921
Borrowings	5(d)	—	—	59,397	59,397
Contingent considerations	5(e)(iii)	—	42,070	—	42,070
		—	42,070	78,318	120,388

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Cash at bank	69,960	37,221
Deposits at call(1)	425	542
	70,385	37,763

(1)	As of March 31, 2019 and June 30, 2018, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade receivables

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Trade debtors	1,038	6,630
Funds receivable from debt financing and unissued capital(1)	—	38,950
Income tax and tax incentives recoverable	1,525	3,305
Other receivables	134	615
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	40	81
Other recoverable taxes (Goods and services tax and value-added tax)	43	53
Interest receivables	7	11
Trade and other receivables	3,508	50,366

(1)

On July 2, 2018, the Group announced that the Group had entered into a financing agreement with NovaQuest Capital Management, L.L.C. (“NovaQuest”) on June 29, 2018 to develop and commercialize its allogeneic product candidate MSC-100-IV for pediatric patients with acute graft versus host disease ("aGVHD”). The contractual terms of the agreement pertaining to the receipt of funds were binding and therefore the Group recognized a receivable of $39.0 million at June 30, 2018. On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents.

(ii) Prepayments

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Clinical trial research and development expenditure	8,657	12,042
Prepaid insurance and subscriptions	1,513	141
Other	1,464	759
Prepayments	11,634	12,942

Summary of Trade and Other Payables
c.	Trade and other payables

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Trade payables and other payables	18,551	18,921
Trade and other payables	18,551	18,921

Summary of Borrowings
d.	Borrowings

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Current
Secured liabilities:
Borrowing arrangements	9,359	—
	9,359	—

Non-current
Secured liabilities:
Borrowing arrangements	70,641	65,000
Less: transaction costs	(6,738)	(6,328)
Amortization of carrying amount, net of payments made	6,315	725
	70,218	59,397

Summary of Net Debt Reconciliation

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	Current borrowings	Non-current borrowings	Total
Cashflows from financing activities - as of June 30, 2018	3,095	28,217	31,312
Changes from financing cash flows
Proceeds from debt	6,264	37,308	43,572
Payment of transaction costs	—	(1,582)	(1,582)
Repayment of loans	—	—	—
Movement in short-term borrowings	—	—	—
Total changes in liabilities arising on financing cash flows	6,264	35,726	41,990
Other changes
Accrued transaction costs	—	(39)	(39)
Amortization of carrying amount, net of payments made	—	6,314	6,314
Carrying value - as of March 31, 2019	9,359	70,218	79,577

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of March 31, 2019 and June 30, 2018 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2018
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,321	2,321
Total Financial Assets		—	—	2,321	2,321

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	42,070	42,070
Total Financial Liabilities		—	—	42,070	42,070

As of March 31, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,601	2,601
Total Financial Assets		—	—	2,601	2,601

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	44,898	44,898
Total Financial Liabilities		—	—	44,898	44,898

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the nine months ended March 31, 2019 and the year ended June 30, 2018:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2017	63,595
Amount used during the year	(10,984)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(10,541)
Closing balance - June 30, 2018	42,070

Opening balance - July 1, 2018	42,070
Amount used during the period	(524)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	3,352
Closing balance - March 31, 2019	44,898

(1)

In the year ended June 30, 2018 a gain of $10.5 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, product pricing, market population, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the nine months ended March 31, 2019 a loss of $3.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, product pricing, development timelines, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of March 31,	Fair value as of June 30,	Valuation	Unobservable	Nine Months Ended March 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2019	2018	technique	inputs(1)	2019	2018	fair value
Contingent consideration provision	44,898	42,070	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Nine months ended

March 31, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Nine months ended

March 31, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Nine months ended

March 31, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

The fair value of contingent consideration (in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	24,228	23,674
Fair value of royalty payments from commercialization of the intellectual property acquired	20,670	18,396
	44,898	42,070